Shareholders' capital - Stock Option Activity (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of awards
Beginning balance (in shares)	2,040,528	2,110,448
Granted (in shares)	646,090	437,006
Exercised (in shares)	(40,074)	(506,926)
Forfeited (in shares)	(19,764)	0
Ending balance (in shares)	2,626,780	2,040,528	2,110,448
Exercisable (in shares)	2,052,946
Weighted average exercise price
Beginning balance (in USD per share)	$ 15.45
Granted (in USD per share)	19.11	$ 19.64
Exercised (in USD per share)	13.92	13.92
Forfeited (in USD per share)	19.11	0
Ending balance (in USD per share)	16.02	$ 15.45
Exercisable (in USD per share)	$ 17.35
Weighted average remaining contractual term (years)
Outstanding shares, weighted average remaining contractual term	5 years 7 months 17 days	6 years 1 month 9 days	6 years 6 months 18 days
Granted, weighted average remaining contractual term	7 years 2 months 19 days	7 years 2 months 19 days
Exercised shares, weighted average remaining contractual term	5 years 11 months 12 days	5 years 11 months 12 days
Beginning balance, aggregate intrinsic value	$ 3,145	$ 11,604
Exercised, aggregate intrinsic value	103	1,453
Ending balance, aggregate intrinsic value	$ 0	$ 3,145	$ 11,604
Exercisable , weighted average remaining contractual term	5 years 7 months 17 days